Investment Objectives and Goals	Nov. 01, 2025
Frank Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Frank Value Fund’s (the “Fund”) investment objective is to provide long-term capital appreciation.
Camelot Event Driven Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Camelot Event-Driven Fund’s (the “Fund”) investment objective is to provide long-term growth of capital.